Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.12%	21.35%	(5.50%)	31.17%	6.63%	29.00%	(21.21%)	14.56%	25.37%	(3.62%)
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.97%	26.04%	(5.10%)	28.42%	0.15%	25.05%	(14.77%)	3.52%
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.62%	20.71%	(5.69%)	6.68%	8.44%	10.74%	(10.24%)	29.98%	22.17%	(17.70%)
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.37%	22.66%	(0.79%)	17.11%	(2.02%)	11.12%
Pzena International Value Fund | Pzena International Value Class Instutitional Class
Prospectus [Line Items]
Annual Return [Percent]	6.40%	18.15%	(8.39%)